FINANCIAL INSTRUMENTS - Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Swap | Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures
Amount of gain/ (loss) recognized in OCI on derivative (effective portion)	$ 0	$ 94	$ 147